CONCENTRATIONS OF CREDIT RISK	12 Months Ended
Dec. 31, 2015
CONCENTRATIONS OF CREDIT RISK [Abstract]
CONCENTRATIONS OF CREDIT RISK

NOTE 19 – CONCENTRATIONS OF CREDIT RISK

Credit risk is the risk to earnings and capital arising from an obligor’s failure to meet the terms of any contract with our organization or otherwise fail to perform as agreed. Credit risk can occur outside of our traditional lending activities and can exist in any activity where success depends on counterparty, issuer or borrower performance. Concentrations of credit risk (whether on- or off-balance sheet) arising from financial instruments can exist in relation to individual borrowers or groups of borrowers, certain types of collateral, certain types of industries or certain geographic regions. Credit risk associated with these concentrations could arise when a significant amount of loans or other financial instruments, related by similar characteristics, are simultaneously impacted by changes in economic or other conditions that cause their probability of repayment or other type of settlement to be adversely affected. Our major concentrations of credit risk arise by collateral type and by industry. The significant concentrations by collateral type at December 31, 2015, include $538.5 million of loans secured by residential real estate and $62.6 million of construction and development loans. In addition, we have a concentration of credit within the vehicle service contract industry. At December 31, 2015, we had $34.6 million of payment plan receivables. Our recourse for nonpayment of these payment plan receivables is against our counterparties operating within the vehicle service contract industry.

Additionally, within our commercial real estate and commercial loan portfolio, we had significant standard industry classification concentrations in the following categories as of December 31, 2015: Lessors of Nonresidential Real Estate ($259.1 million); Lessors of Residential Real Estate ($82.1 million); Health Care and Social Assistance ($67.8 million) and Construction General Contractors and Land Development ($54.4 million). A geographic concentration arises because we primarily conduct our lending activities in the State of Michigan.

Our concentration of credit within the vehicle service contract industry relates to the business operated by our subsidiary, Mepco. This business and certain risks associated with this business are described in note #11 above. In addition, see note #4 above for a breakdown of Mepco’s payment plan receivables by the level of recourse Mepco has against various counterparties. Mepco monitors counterparty concentrations in order to attempt to manage our exposure for contractual obligations from its counterparties. In addition, even where an insurance company or risk retention group does not have a guarantee obligation to Mepco, the failure of the insurance company or risk retention group could result in a mass cancellation of the vehicle service contracts (and the related payment plans) insured by such entity. Such a mass cancellation would trigger and accelerate the contractual obligations of the counterparties that did have such obligations to Mepco. The counterparty concentration levels are managed based on the AM Best rating and statutory surplus level for an insurance company and on other factors including financial evaluation, collateral, funding holdbacks, guarantees, and distribution of concentrations for vehicle service contract administrators and vehicle service contract sellers/dealers.

The five largest concentrations by insurance company, risk retention group or other party backing the service contract represents approximately 42.4%, 24.0%, 15.0%, 7.8% and 3.7%, respectively, of Mepco’s payment plan receivables at December 31, 2015. These companies have provided the insurance coverage for the vehicle service contracts underlying the payment plan receivables; however, these companies are not all obligated to Mepco for the repayment of the payment plan receivables upon cancellation of the underlying vehicle service contracts and payment plans. Mepco has varying levels of recourse against such companies. Still, the failure of any insurer backing service contracts related to Mepco’s payment plan receivables could have an adverse effect on Mepco’s collection of those receivables.

The top five vehicle service contract sellers from which Mepco purchases payment plans represent approximately 62.2%, 11.7%, 9.4%, 5.4% and 3.8%, respectively of Mepco’s payment plan receivables at December 31, 2015. See note #11 for additional information on Mepco counterparties.